Net interest income and other income from fair value changes on financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Net interest income from financial instruments measured

at fair value through profit or loss and other
3,770 1,403 1,431
Other net income from financial instruments measured

at fair value through profit or loss
1
11,583 7,517 5,850
Total net income from financial instruments measured at fair value through profit or loss and other
15,353 8,920 7,281
Net interest income
Interest income from loans and deposits
2
28,569 9,612 6,488
Interest income from securities financing transactions measured at amortized cost
3
3,948 1,378 513
Interest income from other financial instruments measured

at amortized cost
1,187 545 284
Interest income from debt instruments measured at fair

value through other comprehensive income
103 74 115
Interest resulting from derivative instruments designated as cash flow hedges

(2,064) 173 1,133
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
31,743 11,782 8,533
Interest expense on loans and deposits
4
15,011 2,579 523
Interest expense on securities financing transactions measured at amortized cost
5
1,968 1,089 1,102
Interest expense on debt issued 11,072 2,803 1,533
Interest expense on lease liabilities 166 92 102
Total interest expense from financial instruments measured at amortized cost 28,216 6,564 3,259
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
3,527 5,218 5,274
Total net interest income from financial instruments measured at fair value through profit or loss and other
3,770 1,403 1,431
Total net interest income 7,297 6,621 6,705
1 Includes net losses

from financial liabilities designated

at fair value of

USD
4,843
m (net gains of

USD
17,037
m in 2022 and

net losses of USD
6,582
m in 2021). This

complementary “of which”

information for
financial liabilities designated at fair value excludes fair value changes on hedges related to financial liabilities designated at fair value, and foreign currency translation effects arising from translating foreign currency transactions into the

respective functional currency,

both of which

are reported within

Other net income

from financial instruments

measured at fair

value through profit

or loss. Net

gains / (losses)

from financial
liabilities designated at fair

value included net losses

of
2,045
m (net gains of

USD
4,112
m and net losses

of USD
2,068
m in 2022 and

2021, respectively) from financial

liabilities related to unit-linked

investment
notes issued by UBS’s Asset

Management business. These

gains / (losses) are fully offset within

Other net income from financial instruments

measured at fair value through profit

or loss by the fair value change

on
the financial assets hedging the unit-linked investment contracts, which are not disclosed as part of Net gains / (losses) from financial liabilities designated at fair value.

2 Consists of interest income from cash and
balances at central

banks, amounts

due from banks

and customers,

and cash collateral

receivables on

derivative instruments,

as well

as negative interest

on amounts due

to banks,

customer deposits,

and cash
collateral payables on derivative instruments.

3 Includes negative interest, including fees, on payables from securities financing transactions measured at amortized cost.

4 Consists of interest expense on amounts
due to banks, cash collateral payables

on derivative instruments, and

customer deposits, as well as negative

interest on cash and balances at central banks,

amounts due from banks, and cash collateral

receivables
on derivative instruments.

5 Includes negative interest, including fees, on receivables from securities financing transactions measured at amortized cost.